Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 337,773		¥ 249,304	¥ 84,206
Other comprehensive income (loss) before reclassification	(174,727)		88,010	179,244
Other comprehensive income (loss) attribute to noncontrolling interests	294		459	(14,146)
Balance at the end of the period	163,340	$ 25,033	337,773	249,304
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	330,610		253,054	84,222
Other comprehensive income (loss) before reclassification	(167,476)		77,097	182,978
Other comprehensive income (loss) attribute to noncontrolling interests	294		459	(14,146)
Balance at the end of the period	163,428	25,046	330,610	253,054
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	7,163		(3,750)	(16)
Other comprehensive income (loss) before reclassification	(7,251)		10,913	(3,734)
Balance at the end of the period	¥ (88)	$ (13)	¥ 7,163	¥ (3,750)